Nature of Business (Details Narrative) (10-K) - USD ($)					3 Months Ended
	Nov. 21, 2017	Oct. 04, 2017	Oct. 04, 2017	Oct. 02, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock					2,090,301
Common stock issued					35,272,626		35,272,626	31,745,242
Common stock shares outstanding					35,272,626		35,272,626	31,745,242
Capital stock shares authorized					350,000,000		350,000,000	43,261,049
Common stock par value					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized					10,000,000		10,000,000	10,000,000
Preferred stock par value					$ 0.0001		$ 0.0001	$ 0.0001
Accumulated deficit					$ 4,955,884		$ 3,859,086	$ 2,002,771
Funding of drugs		$ 8,000,000
Prior Heatwurx shareholders [Member]
Number of shares owned by shareholders				24,690,790
First Tranche [Member]
Senior convertible notes convert into securities		$ 1,250,000
Senior convertible notes offering percentage		greater than 90%
Additional Tranche [Member] | Investors [Member]
Senior convertible notes convert into securities	$ 1,330,000
Parent Company [Member]
Number of shares acquired in exchange for common stock			31,745,242	222,217,112
Percentage of issued and outstanding common stock diluted basis			90.00%	90.00%
Common stock issued					35,272,626		246,907,902
Common stock shares outstanding					35,272,626		246,907,902
Number of shares owned by shareholders				246,907,902
Capital stock shares authorized				350,000,000
Common stock par value				$ 0.0001
Preferred stock shares authorized				10,000,000
Preferred stock par value				$ 0.0001
Parent Company [Member] | Series D Preferred Stock [Member]
Common stock issued				13,673,402